ROSA A. TESTANI 212.872.8115/fax: 212.872.1002 rtestani@akingump.com

December 20, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Division of Corporation Finance

Attention: Matthew Crispino

Re:	EVERTEC, INC. Confidential Draft Registration Statement on Form S-1 Submitted November 2, 2012 CIK No. 0001559865

Ladies and Gentlemen:

Set forth below are the responses of EVERTEC, Inc. (the “Company”) to the letter of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) dated November 30, 2012, with respect to the confidential draft registration statement referenced above (the “Registration Statement”). Separately today, the Company has submitted to the Commission on a confidential basis Amendment No. 1 to the confidential submission of the Registration Statement (the “Amendment”). The Amendment has been marked to indicate changes from the original Registration Statement.

For your convenience, we have set forth below the Staff’s comments as set forth in the November 30, 2012 letter, followed by the Company’s responses thereto (including page references to the Amendment, when applicable). Terms used but not otherwise defined herein have the meanings ascribed to such terms in the Amendment. The Company has reviewed this letter and authorized us to make the representations to you on their behalf.

General

1.	We will process your submission and amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. Please understand that the effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

Securities and Exchange Commission December 20, 2012 Page 2

The Company acknowledges the Staff’s comment and confirms that it will file the price range in a subsequent amendment to the Registration Statement with sufficient time for the Staff to review and process such amendment. The Company understands that as a result the Staff may then raise issues on areas not previously commented on.

2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company confirms that to date neither the Company nor anyone authorized to act on its behalf has provided written materials to potential investors that are qualified institutional buyers or institutional accredited investors in reliance on Section 5(d) of the Securities Act. Additionally, the Company confirms that to its knowledge, no research reports about the Company have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in the offering. The Company undertakes that if during the registration process there are any such presentations to potential investors made in reliance on Section 5(d) of the Securities Act or any such research reports distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 by any broker or dealer that is participating or will participate in the offering that it will supplementally provide the requested materials to the Staff.

3.	Please supplementally provide us with copies of any graphical materials or artwork you intend to use in your prospectus. Refer to Question 101.02 of our Compliance and Disclosure Interpretations related to Securities Act Forms at http://sec.gov/divisions/corpfin/guidance/safinterp.htm for guidance.

The Company acknowledges the Staff’s comment and informs the Staff that it has not yet determined what additional graphical materials or artwork, if any, it intends to use in its prospectus. The Company undertakes to include any additional graphical materials or artwork in a future amendment to the Registration Statement and to provide the Staff with sufficient time to review such graphics or artwork prior to inclusion in any prospectus distributed to prospective investors.

Securities and Exchange Commission December 20, 2012 Page 3

4.	Please update your financial statements through September 30, 2012. Refer to Rule 3-12 of Regulation S-X.

The financial statements in the Amendment have been updated through September 30, 2012 in response to this comment and the Company has made corresponding changes to the other affected disclosures in the Amendment.

Cover Page

5.	We note that you have omitted the names of the underwriters. Please include the names of the lead underwriters in your next amendment. Be advised that we may defer review of an amendment that does not name the lead underwriters.

The Company acknowledges the Staff’s comment and advises the Staff that it has not yet selected the lead underwriters for the offering and that it will amend the Registration Statement to include the names of the underwriters as soon as practicable. The Company understands that the Staff will need sufficient time to review the Registration Statement following the selection of underwriters, although it does not anticipate significant changes to the Registration Statement beyond the insertion of the names of the underwriters, the filling in of related information and any changes necessary to respond to any additional Staff comments.

The Company acknowledges the Staff’s general concerns that underwriters and their counsel should have sufficient opportunity to participate in the drafting of disclosure in the context of an initial public offering and that the Staff’s review process not be unnecessarily burdened as a result of significant changes to the Registration Statement following the selection of underwriters.

Given this specific situation, however, the Company does not believe that these concerns will materialize. The Company is a holding company and conducts all of its operations through its wholly owned subsidiary, EVERTEC Group, LLC (“EVERTEC, LLC”). EVERTEC, LLC is subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, as a result of completing two separate registered exchange offers for senior notes originally issued in Rule 144A offerings that closed in September 2010 and May 2012. Substantially all of the potential lead underwriters of this offering acted as initial purchasers in the senior notes offering that was completed in May 2012 pursuant to Rule 144A under the Securities Act, conducted extensive due diligence on the Company and commented on the Company’s public disclosure. The senior notes offering involved full due diligence processes with the initial purchasers and their counsel, including business and legal due diligence sessions with management and independent auditors, comfort letters and 10b-5 letters from counsel. In connection with this offering, the Company has met with each of the prospective lead underwriters, provided them with updated financial models and received input from them with respect to positioning the Company in the market and other disclosure issues.

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The Company believes that there are good business reasons for deferring the selection of underwriters in the context of an offering for a company that is an emerging growth company that has accessed the high-yield debt markets and is well-known to prospective underwriters. Given the potential for changes in market conditions between the time of the initial confidential submission of the Registration Statement and the target launch date of a transaction to public investors, and the potential for significant changes within underwriting firms during the same period (both changes in personnel and changes in the structure and industry coverage of various firms), deferring the selection of lead underwriters can help ensure that the Company has engaged the right firm with the right personnel for a particular set of market conditions. The Company and its board of directors believe that selecting underwriters at a later stage of the process for issuers like the Company who have already completed several high-yield debt transactions is typically done efficiently and quickly and does not delay the public equity offering or result in significant changes to the Registration Statement. Thus, when these factors are considered along with the low risk of delay or documentation changes by the underwriters once selected for the reasons discussed above, the Company believes its strategy makes sense.

The Company also notes that as an emerging growth company under the JOBS Act, it has been able to take advantage of the confidential submission process for the Registration Statement. The Company understands that this confidential process has put additional burdens on the Staff than those involved in a traditional public offering process. The Company in turn has spent much time and effort in preparing the Amendment to respond to the Staff’s comments.

For the foregoing reasons, the Company believes that it would not be inefficient for the Staff to review the Amendment at this time and respectfully requests that the Staff not defer such review pending the selection of lead underwriters. We would appreciate the opportunity to discuss this matter further by telephone if the Staff has any questions or would like additional information before the Staff makes any decision to defer review of the Amendment.

Industry and Market Data, page ii

6.

Please move this section and the discussions of Non-GAAP financial measures and emerging growth company status on pages ii and iii to a part of the prospectus that is not subject to Rule 421(d) of Regulation C. Also, we note your statement in this section that “we have not independently verified any of the data from third-party sources nor have we ascertained the underlying economic assumptions relied upon

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therein.” Please note that you are responsible for the entire content of the registration statement and that you may not use language that would be interpreted as a disclaimer of the information you have chosen to include in the filing. Please revise accordingly.

Revisions have been made in response to this comment by moving the “Industry and Market Data,” “Non-GAAP Financial Measures” and “Emerging Growth Company Status” sections to page 35 of the Amendment and by deleting the statement regarding independent verification of data on page 35 of the Amendment.

Summary, page 1

7.	With respect to every third-party statement in your prospectus, such as the market data provided by the Nilson Report, Gartner Dataquest Market Statistics and World Payments Report, to the extent not already done, disclose the date of each report from which the statement is derived and provide us with copies of the relevant portions of the industry research reports you cite. To expedite our review, please clearly mark each source to highlight the applicable portion of section containing the statistic, and cross-reference it to the appropriate location in your prospectus.

Revisions have been made to pages 1, 2, 3, 6, 35, 43, 63, 64, 65 and 68 of the Amendment in response to this comment to disclose the date of the applicable reports. The Company has provided the requested industry research reports in a supplemental response letter, dated the date hereof (the “Supplemental Response Letter”), which has been provided to the Staff, under separate cover, in paper copy, pursuant to Rule 418(b) under the Securities Act of 1933, as amended. Each source has been clearly marked to highlight the applicable portion or section containing the statistic, and cross-referenced to the appropriate location in the Amendment.

8.	Please provide supplemental support for the following:

•	Your statement on page 1 that the ATH network is one of the leading ATM and personal identification number debit networks and financial services brands in Latin America;

•	Your statement on page 1 that your services are provided through a highly scalable, proprietary technology platform;

•	Your statement on page 3 that you have built leadership positions across the transaction processing value chain;

•

Your statement on page 3 that the ATH branded products were the most frequently used electronic method of payment in Puerto Rico, exceeding the total volume of Visa, MasterCard, American Express and Discover, combined; and

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•

Your statement on pages 3 and 4 that given your scale and customer base, you believe you are the leading card issuer and core bank processor in the Caribbean and the only provider of third-party cash processing services to the U.S. Federal Reserve.

The Company has provided the requested supplemental support in the Supplemental Response Letter. Each source has been clearly marked to highlight the applicable portion or section containing the statement, and cross-referenced to the appropriate location in the Amendment.

9.	Please revise to describe briefly your agreements with Popular and Apollo, including the material terms under the Stockholder Agreement.

Revisions have been made to page 8 of the Amendment in response to this comment to briefly describe the Company’s principal agreements with Popular and Apollo.

Company Overview, page 1

10.	Please revise your summary to concisely explain what you mean by the following terms:

•	Merchant acquiring on page 1;

•	Mission critical technology solutions on page 1;

•	Pure-play vendors on page 1; and

•	Network sponsorship and card association sponsorship on page 2.

Revisions have been made to pages 1, 2, 63 and 64 of the Amendment in response to this comment to clarify the meanings of the above terms.

Our Competitive Strengths, page 3

11.	Please revise to balance the discussion of your competitive strengths with a brief discussion of the principal challenges or risks associated with your business, such as the fact that you will remain a controlled company after the offering.

Revisions have been made to page 7 of the Amendment in response to this comment to add a “Risk Factors” section in the Summary which summarizes the principal challenges or risks associated with the Company’s business, including that the Company will be a controlled company after the offering.

Securities and Exchange Commission December 20, 2012 Page 7

Diversified Business Model Across the Transaction Processing Value Chain, page 4

12.	Please revise to describe the services your single integrated technology solution provides and how it enables your customers to manage their business as one enterprise.

Revisions have been made to pages 4 and 66 of the Amendment in response to this comment.

Broad and Deep Customer Relationships and Recurring Revenue Business Model, page 4

13.	Please revise to clarify what you mean by 90% customer retention, including the time frame this refers to. For example, please revise to describe if you mean year-to-year retention or if you mean renewal of a service contract. Please also revise to clarify how you have measured the 90% customer retention, clarifying, for example, whether you measured it based on the numbers of customers you have or based upon the percentage of revenues each customer is responsible for.

Revisions have been made to pages 4 and 66 of the Amendment in response to this comment, clarifying that customers representing approximately 99% of 2010 revenues continued to be customers in 2011.

14.	We note your statement in this section that “Our Payment Processing and Merchant Acquiring segments as well as the majority of our Business Solutions segment… collectively account for approximately 85% of our total revenues in 2011.” It appears from disclosure on page 47 that those segments accounted for 100% of your total revenues in 2011. Please advise.

Revisions have been made to pages 4 and 66 of the Amendment in response to this comment to clarify that the recurring revenues generated by the Payment Processing Segment, Merchant Acquiring Segment and certain services within the Business Solutions Segment accounted for 85% of total revenues in 2011. The Staff is supplementally advised that a portion of the Business Solutions segment revenue is project-based and not recurring, which is why the amount is less than 100%.

Our Business, page 6

15.	Please explain in your response letter how the graphic in this section illustrates your transaction processing chain.

The Company provides many of its customers with multiple services from its three business segments that are intertwined and span the transaction processing chain. For

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example, the Company may host a client’s electronic cash register software (part of the Business Solutions segment), acquire the transactions that originate at that electronic cash register (part of the Merchant Acquiring segment), route the transactions through the ATH network (part of the Payment Processing segment), and finally settle the transaction between the client and the issuer bank (part of the Payment Processing segment). The Company believes that the graphic illustrates this example and notes that the example provided above has also been disclosed on pages 4 and 66 of the Amendment.

16.	Please revise your summary to clarify specifically the services you provide to your customers. For example, revise to identify the specific services you provide in your “full suite of merchant support services,” your “array of card processing platforms, payment products, internet and mobile banking software services, bill payment systems and EBT solutions” and “full suite of business process management solutions.” Please also revise to describe in greater detail your ATH network, addressing specifically how the ATH network connects the entities described and how the services you provide are similar to the services provided by Visa and MasterCard.

Revisions have been made to pages 6, 7, 68 and 69 of the Amendment in response to this comment to clarify the specific services the Company provides to its customers.

Summary Historical Consolidated and Combined Financial Data, page 12

17.	You state that the Adjusted EBITDA amount is consistent with the equivalent measurements that are contained in the senior secured credit facilities and the indenture governing the notes in testing EVERTEC, LLC’s compliance with the covenants. Please confirm whether the measurement that you present includes all the adjustments that would be included in the measurement to determine your compliance with the covenants.

The Company confirms that “Adjusted EBITDA” as presented in the Amendment includes all the adjustments that would be included in the measurement to determine EVERTEC Group, LLC’s compliance with the covenants contained in the senior secured credit facilities and the indenture governing the notes.

18.	We note that certain of the adjustments used to calculate your Non-GAAP measurements are based on pro forma amounts. Disclose how these amounts are being calculated. Expand your disclosure to clearly describe the nature of these adjustments.

Revisions have been made to pages 13, 14, 57 and 58 of the Amendment in response to this comment.

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19.	We note that some of the adjustments include various items (e.g., transaction fees, refinancing costs and other). Expand your footnotes to the financial data to summarize each of these items either narratively or in a table.

Revisions have been made to pages 13, 14, 57 and 58 of the Amendment in response to this comment by revising selected line items in the table to be more specific and by expanding the narrative disclosures in the footnotes.

20.	We note you use Cash Net Income as a Non-GAAP performance measure. Please consider using a different caption for this measure as the use of “Cash” implies the measurement represents liquidity. Also, we note this measure includes other non-cash items.

The term “Cash Net Income” has been changed to “Adjusted Net Income” throughout the Amendment in response to this comment. See pages 2, 12, 13, 35, 46, 47, 56, 57 and 64.

Cautionary Notice Regarding Forward-Looking Statements, page 34

21.	Section 27A(b)(2)(D) of the Securities Act of 1933 and Section 21E(b)(2)(D) of the Securities Exchange Act of 1934 expressly state that the safe harbor for forward looking statements does not apply to statements made in connection with an initial public offering. Please either delete any reference to the Private Securities Litigation Reform Act or make clear each time you refer to the Act that the safe harbor does not apply to initial public offerings.

Revisions have been made to page 34 of the Amendment in response to this comment by deleting the reference to the Private Securities Litigation Reform Act.

Use of Proceeds, page 36

22.	To the extent known, please provide more detail regarding the “general corporate purposes” for which the net proceeds in this offering are intended to be used. For example, please consider disclosing the amount of proceeds that you plan to use for your strategies for your future as discussed beginning on page 5 and 67, such as your strategic plans for geographic expansion and your plan to develop new products and services. This section does not require disclosure of definitive plans and it is acceptable to discuss preliminary plans.

The Company acknowledges the Staff’s comment and advises the Staff that it has not yet finalized the use of the proceeds of this offering and that it will amend the Registration Statement in the future to include more detail on the intended use of proceeds to the extent known at such time. The Company understands that the Staff will need sufficient time to review the Registration Statement following the provision of such information and that the Staff may provide any additional comments.

Securities and Exchange Commission December 20, 2012 Page 10

Overview of Results of Operations, page 47

23.	Please revise to clarify whether for your different services, you enter into contracts with your customers and if so, the lengths and general terms of such contracts. Please also revise to clarify specifically the fee structure for your various services, such as whether you earn revenues from flat or fluctuating fees and whether the fees are measured by the number of transactions, the amount, or other measurement.

Revisions have been made to page 47 of the Amendment in response to this comment.

Comparison of the six months ended June 30, 2012 and June 30, 2011

Revenues, page 48

24.	Please revise to clarify how you realized higher net margin in your merchant acquiring segment. Please also revise to disclose in quantitative terms how the factors you identify impacted your revenue. For example, describe in quantitative terms how increased transaction volumes and higher realized net margin each contributed to the change in your merchant acquiring segment revenue. Please also provide a narrative discussion of the extent to which increases were attributable to increasing in pricing, or to increases in the volume or amount of services being sold or to the introduction of new products or services. Provide similar disclosure for the comparison of 2011 to 2010. Refer to Item 303(a)(3)(iii) of Regulation S-K and Section III.D of SEC Release No. 33-6835.

Revisions have been made to page 48 of the Amendment in response to this comment.

Income tax expense (benefit), page 50

25.	Please expand your discussion to explain the nature of the significant reconciling items between your statutory tax rate and effective tax rate from your table on page F-16. Also, tell us the nature of the “Other” line item in your tax reconciling table on page F-16 for the six months ended June 30, 2012. Similar concerns apply to your income tax (benefit) expense discussion on page 53.

Revisions have been made to page 49 of the Amendment in response to this comment. The “Other” line item in the Company’s tax reconciliation table is comprised primarily of $0.7 million related to the difference between the tax recorded on the books and the income tax calculated at the 30% statutory rate applicable to EVERTEC, Inc. since its incorporation.

Securities and Exchange Commission December 20, 2012 Page 11

2011 Compared to 2010, page 50

26.	Your discussion of 2011 compared to 2010 appears to combine your successor and predecessor periods for 2010 (i.e., Full Year). It is inappropriate to merely combine these columns without reflecting all relevant pro forma adjustments required by Article 11 of Regulation S-X. The Full Year should also be labeled as pro forma information instead of in the context of Non-GAAP. Full Non-GAAP financial statements are generally not appropriate. We refer you to Question 102.10 of the Compliance and Disclosure Interpretations: Non-GAAP. In addition, when pro forma results are discussed in MD&A, they should not be discussed in isolation. That is, supplemental discussions based of Article 11 of Regulation S-X pro forma information should not be presented with greater prominence than the discussion of the historical financial statements required by Item 303 of Regulation S-K.

Revisions have been made to pages 50 through 54 of the Amendment in response to this comment to separately present the year ended December 31, 2011 compared to the three months ended December 31, 2010 for the successor and the year ended December 31, 2011 compared to the nine months ended September 30, 2010 for the predecessor.

Liquidity and Capital Resources, page 53

27.	Your current disclosures appear to be unclear regarding the undistributed earnings of foreign subsidiaries. Tell us what consideration you gave to disclosing the amount of cash and cash equivalents that are currently held outside of Puerto Rico and the impact of repatriating the undistributed earnings of foreign subsidiaries. In this regard, we note that this disclosure would illustrate that some cash is not presently available to fund domestic operations and obligations without paying taxes upon their repatriation. We refer you to Item 303(a)(1) of Regulation S-K and Section IV of SEC Release 33-8350.

The Company does not believe it has any material restrictions with respect to cash held by its subsidiaries located outside of Puerto Rico that would warrant the enhanced disclosure in the MD&A suggested by this comment. The Staff is supplementally advised that as of September 30, 2012, the Company had cash of approximately $50.1 million, of which $11.6 million was held by its subsidiaries located outside of Puerto Rico. Due to the various operational needs of its businesses, the Company has historically held cash within the jurisdictions in which the cash was generated primarily to fund the respective subsidiary’s current business operations and also to fund potential future investments outside of Puerto Rico. The Company advises the Staff that it is currently the Company’s

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intention to permanently reinvest these funds outside Puerto Rico and that the Company’s current liquidity requirements would not require the repatriation of these funds for purposes of funding its Puerto Rico operations or debt service obligations of the Company. If the Company’s plans or expectations change materially in the future, the Company undertakes to reconsider its disclosures in light of Item 303(a)(1) of Regulation S-K and Section IV of SEC Release 33-8350.

Covenant Compliance, page 56

28.	We note your statement that as of June 30, 2012, EVERTEC, LLC was in compliance with the applicable restrictive covenants under its debt agreements. Please expand your disclosure to state your actual results under these covenants, rather than a general statement that you are in compliance.

Revisions have been made to page 56 of the Amendment in response to this comment to disclose the actual results under the senior secured leverage ratio under EVERTEC Group, LLC’s senior secured credit facilities, which is the only financial covenant that the Company is required to meet each quarter.

Critical Accounting Estimates, page 58

29.	Please provide your stock-based compensation policy. This disclosure should include a discussion of each of the assumptions used.

Revisions have been made to page 60 of the Amendment in response to this comment by adding a “Share-based Compensation” paragraph in the Critical Accounting Estimates section.

30.	Please provide a discussion of your policy to explain how you determined the fair value of your common stock on the grant dates.

Revisions have been made to page 60 of the Amendment in response to this comment by adding a “Share-based Compensation” paragraph in the Critical Accounting Estimates section.

31.	Please consider revising to include the following disclosures for options granted and other equity instruments awarded during the 12 months prior to the date of the most recent balance sheet included in the filing:

•

For each grant date, the number of options or shares granted, the exercise price, the fair value of the common stock, and the intrinsic value, if any, per option (the number of options may be aggregated by month or quarter and the information presented as weighted-average per share amounts); and

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•	Whether the valuation used to determine the fair value of the equity instruments was contemporaneous or retrospective.

The Staff is supplementally advised that in the twelve month period ended September 30, 2012 the Company made only two option grants, namely to Messrs. Harrington and Steurer, in connection with their recent hires. Both of these option grants are disclosed elsewhere in the Registration Statement. The Company does not believe that this limited number of option grants is material enough to warrant a tabular presentation. The Company has disclosed its valuation methods for stock-based awards in response to comment no. 30 above.

32.	Discuss each significant factor contributing to the difference between the estimated IPO price and the fair value determined for your most recent valuation date. This reconciliation should describe significant intervening events within the company and changes in assumptions as well as weighting and selection of valuation methodologies employed that explain the changes in the fair value of your common stock.

The Company acknowledges the Staff’s comment and undertakes to the Staff that it will revise the disclosure to the extent necessary once an estimated IPO price has been determined.

33.	Consider revising your disclosure to include the intrinsic value of all outstanding vested and unvested options based on the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date included in the registration statement. In view of the fair value-based method of FASB ASC 718, disclosures appropriate to fair value may be more applicable than disclosures appropriate to intrinsic value.

The Company acknowledges the Staff’s comment and undertakes to the Staff that it will revise the disclosure to the extent necessary once an estimated IPO price has been determined.

Revenue and expense recognition, page 59

34.	Your disclosure indicates that software and hardware sales revenues and related costs are recognized at the time software and equipment is installed or delivered depending on contractual terms. Please tell us in greater detail the nature of these sales and how you accounted for multiple-element arrangements. Cite the guidance you considered to recognize the revenue upfront. We refer you to FASB ASC 985-605-25 and 605-25.

Securities and Exchange Commission December 20, 2012 Page 14

Sales of software primarily relate to the individual sales of software products that the Company acquires from third parties. The majority of these products do not require significant production, modification or customization and thus the revenue is recognized when the delivery of the software occurs as required by FASB ASC 985-605-25-3. Hardware sales primarily include the sale of point-of-sale (“POS”) devices and other transaction processing hardware and revenue is recognized when the product is installed or delivered.

Revisions have been made to page 59 of the Amendment to clarify the disclosure as noted above.

35.	Please clarify if you enter into contracts that have more than one component. For example, we note your disclosure on page 68 that your full suite of merchant support services includes, but is not limited to, terminal sales and deployment, front-end authorization processing, settlement and funding processing and customer support. Your response should address your consideration of FASB ASC 605-25.

The Company does have certain contracts with more than one element as defined in FASB ASC 605-25, but only in its Business Solutions segment. However, the Company does not believe it needs to include a discussion of these contracts in its critical accounting estimates as it has determined that these contracts are immaterial.

Management

Executive Officers and Directors, page 74

36.	Please briefly describe the principal businesses of First Data Corporation and Triple-S Management Corporation, which are referred to in the business descriptions of Messrs. Harrington, Román and Steurer. Refer to Item 401(e)(1) of Regulation S-K.

Securities and Exchange Commission December 20, 2012 Page 15

Revisions have been made to page 74 of the Amendment in response to this comment.

Board Composition, page 77

37.	Please revise to describe the “controlled company” exception under the applicable stock exchange rules and describe why you are able to use this exception.

Revisions have been made to page 77 of the Amendment in response to this comment.

Executive Compensation,

Annual Bonus, page 82

38.	Please revise to describe the target bonus percentage applied to the performance-based element and the discretionary element.

Revisions have been made to page 82 of the Amendment in response to this comment.

Summary Compensation Table, page 86

39.	Please disclose how the number of stock awards granted to Mr. Villamil in 2012 was determined.

Revisions have been made to page 83 of the Amendment in response to this comment.

Principal and Selling Stockholders, page 94

40.	Please revise the table in this section to disclose as much information as is currently available.

The Company respectfully submits that it will be unable to disclose additional information to this table until the price range, the offering size and the stock split ratio are determined. The Company believes that its response to comment no. 1 also applies to this comment. For information concerning the current ownership by the Company’s principal stockholders and management before giving effect to the stock split or other transactions contemplated by the Registration Statement, please refer to the EVERTEC Group, LLC Registration Statement on Form S-4 (File No. 333-182006) that was declared effective on July 27, 2012.

Securities and Exchange Commission December 20, 2012 Page 16

Notes to Unaudited Consolidated Financial Statements

Note 6 – Debt, page F-10

41.	We note your disclosure that EVERTEC, LLC and EVERTEC Finance issued senior notes in May 2012 and that these notes are guaranteed by EVERTEC, LLC’s 100% owned subsidiaries. We further note that EVERTEC Group, LLC’s periodic reports include financial statement footnote disclosures in accordance with Rule 3-10 of Regulation S-X. Please why you believe that these disclosures are not required within your financial statements. In this regard, confirm that the Evertec, Inc. does not guarantee any of these debt instruments.

The Company confirms that EVERTEC, Inc. does not guarantee EVERTEC Group, LLC’s senior notes and accordingly, the financial statement footnote disclosures are not required in EVERTEC, Inc.’s financial statements by Rule 3-10 of Regulation S-X.

Note 9 – Share-based Compensation, page F-13

42.	Tell us and disclose if you have granted any options subsequent to September 30, 2012. Refer to FASB ASC 260-10-50-2.

The Company confirms that no options have been granted subsequent to September 30, 2012.

Note 11 – Net Income per common share, page F-16

43.	We note that you paid a dividend during the year. Revise to present a pro forma per share data (for the latest year and interim period only) that gives effect to the number of shares whose proceeds would be necessary to pay the dividend (but only the amount that exceeds current year’s earnings) in addition to historical EPS. The number of shares to be added to the denominator for purposes of pro forma per share data should not exceed the total number of shares to be issued in the offering.

The Company acknowledges the Staff’s comment and undertakes to the Staff that it will provide the requested disclosure to the extent necessary once the number of shares to be issued in the offering has been determined.

Combined (Predecessor) Statements of Income (Loss) and Comprehensive Income (Loss), page F-23

44.	Your disclosure on page 68 indicates that you offer your customers products and solutions. Please tell us your consideration of separately presenting products and services for revenue and cost of revenue in your statements of income. Refer to Rule 5-03 of Regulation S-X.

Securities and Exchange Commission December 20, 2012 Page 17

The Company acknowledges the Staff’s comment and confirms that consideration was given to requirements of Rule 5-03 of Regulation S-X. The Company derives more than 90% of its revenues from services provided to its customers. For the periods presented in the statements of income, revenues from products comprise less than 5% of the Company’s total revenues. As permitted in Rule 5-03(b), “if income is derived from more than one of the subcaptions described under section 210.5.03.1, each class which is not more than 10 percent of the sum of the items may be combined with another class. If these items are combined, related costs and expenses that are described under section 210.5-03.2 shall be combined in the same manner.” Even though the Company only presents one line item as total revenues as required based on this Rule, the Company believes that revenues by segment is a more meaningful metric to its investors in understanding its business performance. Similar consideration was given to cost of revenue and the Company’s management concluded that none of the items requiring separate presentation were over 10% of the total cost of revenue.

45.	Please tell us why you do not break out your cost of revenues similarly as you have broken out your revenues.

The Company acknowledges the Staff’s comment and respectfully submits that segregation of cost of revenues similar to the presentation in the revenue section was not considered appropriate considering that significant allocations of shared resources are needed in order to present the cost of revenues by segments. The Company’s management believes that such presentation was not appropriate for the statement of income presentation as it does not represent direct expenses of the segment on a stand-alone basis.

Notes to Consolidated (Successor) and EVERTEC Business Group Combined (Predecessor) Financial Statements

Note 19 – Income Tax, page F-48

46.	We note the benefits received from the various tax reductions and exemptions as disclosed beginning on page F-48. Please tell us how you considered disclosing the per share effects of these benefits, as well as the aggregate dollar effect of the benefits. Refer to SEC Release No. 34-57026 and SAB Topic 11C.

The Company acknowledges the Staff’s comment and respectfully submits that all tax reductions and exemptions are related to Puerto Rico operations not to foreign jurisdictions. As such, the Company does not believe that required disclosures of “Tax Holidays” as indicated by SAB Topic 11C are applicable to the Company’s operations.

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47.	Please clarify if you have not provided deferred taxes on undistributed earnings of foreign subsidiaries if you have no intention of remitting these earnings. If true, please tell us what consideration you gave to providing this quantitative disclosure of the undistributed earnings of foreign subsidiaries that are considered to be “reinvested” as of December 31, 2011. Refer to FASB ASC 740-30-50-2.

Revisions have been made to page F-16 in the financial statements of the Amendment in response to this comment.

Note 24 – Segment Information, page F-55

48.	Please tell us your consideration of breaking out your long-lived assets located in your country of domicile and located in all foreign countries. Refer to FASB ASC 280-10-50-41b.

The Company acknowledges the Staff’s comment and confirms that consideration was given to the requirements of FASB ASC 280-10-50-41B. The Company confirms that currently the chief operating decision maker does not receive and review the segment assets for purposes of making decisions about allocating resources to the segment and assessing its performance. FASB ASC 280-10-50-27 states that only those assets that are included in the measurement of the segment’s assets that is used by the chief operating decision maker shall be reported for the segment.

Exhibits

49.	Please file the following documents as exhibits to your registration statement:

The Company acknowledges the Staff’s comment and respectfully submits that, for the reasons outlined below, it has determined that the requested documents are not material agreements within the meaning of Item 601(b)(10) of Regulation S-K and are not required to be filed as exhibits to the Registration Statement, or, in the case of the tax opinions has agreed to file them as exhibits.

•	The agreement with the Government of Puerto Rico as noted on page 15;

As disclosed in the Registration Statement, when totaling the revenues derived from all individual agencies and public corporations within the Government of Puerto Rico, the Government of Puerto Rico accounted for approximately 11% of total revenues in 2011. The Company did not intend that its disclosure be read to mean that it has a single agreement with the Government of Puerto Rico that accounted for approximately 11% of total revenues in 2011. The Staff is supplementally advised that the Company currently has over 60 separate contracts with over 20 government agencies within Puerto Rico. In

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2011 and 2012, no individual contract with these entities accounted for more than 2.5% of the Company’s total revenues. Accordingly, the Company does not believe that any one of these contracts is material and required to be filed as an exhibit.

•	The ATH Network Participation Agreement as noted on page 99;

The Staff is supplementally advised that the ATH Network Participation Agreement with Banco Popular is based on, and is substantially similar to, a form ATH Network Participation Agreement that is entered into between the Company and participants who join the ATH Network. An ATH Network Participation Agreement is a contract that ordinarily accompanies the Company’s business and entering into this type of contract is a condition to joining the ATH Network. The Company has disclosed the material terms of its ATH Network Agreement with Popular, including the revenues derived from such contract, in accordance with Item 404 of Regulation S-K. However, the Company believes that such a standard contract is immaterial in significance and is not required to be filed as an exhibit.

•	The ATH Support Agreement as noted on page 100;

The Company does not make any payments to, or receive any payments from, Banco Popular under the ATH Support Agreement. The Company believes that because the ATH Network is already one of the leading ATM and PIN debt networks and financial services brands in Latin American that the ATH Support Agreement itself is immaterial in amount or significance and is not required to be filed as an exhibit.

•	The Cash Depot Subcontract as noted on page 101;

The Company does not make any payments to, or receive any payments from, Banco Popular under the Cash Depot Subcontract. Under the Subcontract, the Company provides services on behalf of the Federal Reserve Bank of New York to depository institutions who are members of the Puerto Rico Bankers’ Association (the “PRBA”). The Company then bills the PRBA, who pays the Company directly and the PRBA separately invoices its depository institution members. In order to participate under the Cash Depot Subcontract, depository institutions must apply through, and be approved by, the PRBA. Banco Popular is one of the 38 depository institutions that receive services from the Company under the Subcontract, on the same terms as the other participants, and Banco Popular pays the PRBA for those services. Thus, Banco Popular serves as an intermediary under the Subcontract, but does not make any payments to, or receive any payments from, the Company. The Company’s actual client is the Federal Reserve Bank of New York, who ultimately decides who can provide the cash depot services and has the right to terminate the Subcontract. The Company believes that the revenues derived from the Cash Depot Subcontract, which were approximately $1.4 million in 2011, are not material and that it is not required to be filed as an exhibit.

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•	The TicketPop Services Agreement as noted on page 102;

The TicketPop Services Agreement was terminated effective December 1, 2011, as disclosed on page 102 of the Amendment. The Company believes that the TicketPop Services Agreement is immaterial in amount and significance and is not required to be filed as an exhibit.

•	The Transition Services Agreement as noted on page 102;

Since its execution in September 2010, the Company has steadily reduced the scope of services under the Transition Services Agreement as it transitioned to a stand-alone entity. Currently, Popular provides only one service under the Transition Services Agreement, for which the Company pays approximately $5,000 per month, or $60,000 per year. The Company believes that the Transition Service Agreement is immaterial in amount and significance and is not required to be filed as an exhibit.

•	The Amended Leases as noted on page 102;

The Company leases standard office space from, and pays fair market rent to, Popular. The Company believes that upon termination of either of the leases it could find new office space and enter into new leases with an unaffiliated third party on substantially similar terms. Accordingly, the Company believes that each of the Amended Leases is immaterial in amount and significance and is not required to be filed as an exhibit.

•	The Venezuela Transition Services Agreement as noted on page 103;

The Company received approximately $2.0 million under the Venezuela Transition Services Agreement in 2011, which accounted for less than 1% of its revenues for that year. The Company believes that the Venezuela Transition Service Agreement is immaterial in amount and significance and is not required to be filed as an exhibit.

•	The Virgin Islands Services Agreement as noted on page 104; and

The Company received approximately $0.5 million in 2011 under the Virgin Island Services Agreement, which accounted for less than 0.1% of its revenues for that year. The Company believes that the Virgin Island Services Agreement is immaterial in amount and significance and is not required to be filed as an exhibit.

•	The opinions regarding tax matters as noted on page 121.

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The Company confirms that it will file the requested opinions regarding tax matters in a subsequent amendment to the Registration Statement. The Company has updated the exhibit list in the Amendment to add the Exhibit 8 tax opinions (and related consents).

Please do not hesitate to contact the undersigned at (212) 872-8115, or Shinah Chang at (310) 728-3061 with any questions or comments regarding any of the foregoing.

Sincerely,

/s/ Rosa A. Testani
Rosa A. Testani

Enclosures

cc:	Securities and Exchange Commission
Barbara C. Jacobs
Stephen Krikorian
Allicia Lam Ryan Rohn

EVERTEC, Inc.
Luisa Wert Serrano, Esq.